Condensed Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 129,804		$ 510,217
Deposits	5,000	5,000	9,391
Prepaid expenses	3,878	2,275	4,473
Total current assets	138,682	7,275	524,081
Property and equipment, net of accumulated depreciation of $13,814 and $8,915 and $2,704	29,944	22,138	28,349
Rent Deposit			16,000
Total assets	168,626	29,413	568,430
Current Liabilities
Accounts payable	1,550,865	1,098,271	190,048
Accrued expenses	1,958,220	1,740,220	67,896
7% convertible promissory notes		5,000,000	5,000,000
12% secured promissory notes		1,231,250
September 2012 secured promissory note		250,000
Accrued interest and penalty		2,029,148	153,611
Derivative liabilities			7,937,793
Total Current Liabilities	3,509,085	11,348,889	13,349,348
Commitments and contingencies
Stockholders' Deficiency
Preferred stock, $0.001 par value; 50,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.000041666 par value; 150,000,000 shares authorized, 15,072,911 and 818,806 and 779,936 shares issued and outstanding, respectively	629	34	33
Common shares to be issued, 303,125 shares September 30, 2013 and 3,031 shares December 31, 2012	245,153	245,153
Common stock subscribed for, 400,000 shares	400,000
Additional paid-in capital	40,582,801	19,119,532	14,592,408
Accumulated deficit	(44,569,042)	(30,684,195)	(27,376,576)
Total Stockholders' Deficiency	(3,340,459)	(11,319,476)	(12,784,135)
Total Liabilities and Stockholders' Deficiency	$ 168,626	$ 29,413	$ 565,213